Investments in Real Estate - Reconciliation of Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in Real Estate
Balance at beginning of period	$ 2,586,980	$ 3,063,186	$ 3,852,198
Improvements	14,967	12,227	21,742
Dispositions	(890,256)	(462,618)	(599,184)
Impairment charges	(2,121)	(9,330)	(210,122)
Transfer to assets associated with real estate held for sale	0	(14,000)	0
Other	0	(2,485)	(1,448)
Balance at close of period	1,709,570	2,586,980	3,063,186
Accumulated Depreciation
Balance at beginning of period	(659,408)	(668,328)	(659,753)
Depreciation expense	(62,563)	(82,345)	(103,022)
Dispositions	180,357	91,265	94,447
Balance at close of period	$ (541,614)	$ (659,408)	$ (668,328)